Financial instruments and risk management - Jet fuel price risk (Details) gal in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) gal
Financial instruments and risk management
Intrinsic value recycled to the fuel cost			$ 56,695
Jet fuel
Financial instruments and risk management
Percentage of operating expenses	46.00%	34.00%	27.00%
Intrinsic value recycled to the fuel cost			$ 1,488
Fuel cost
Financial instruments and risk management
Intrinsic value recycled to the fuel cost			38,122
Fuel cost | Jet fuel
Financial instruments and risk management
Intrinsic value recycled to the fuel cost			931
Finance cost
Financial instruments and risk management
Intrinsic value recycled to the fuel cost			18,573
Finance cost | Jet fuel
Financial instruments and risk management
Intrinsic value recycled to the fuel cost			$ 557
Jet fuel Asian call options contracts
Financial instruments and risk management
Notional volume (in gallons)			23,967
Jet fuel Asian call options contracts | Finance cost | Jet fuel
Financial instruments and risk management
Intrinsic value recycled to the fuel cost		$ 619
Jet fuel Zero-Cost collars
Financial instruments and risk management
Notional volume (in gallons) | gal			81,646
Unwind of Zero cost collar			$ 1,984